SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Share based payments	$ 7,797	$ 900	$ 2,675	$ 2,084
Short-term salary and fees	290	379	661	803
Revaluation of financial liabilities at fair value		344	344	1,204
Payments for legal services		180	337	287
Post-employment retirement benefits	39	39	98	98
Non-monetary benefits	17	21	41	49
Payment for Administrative services				34
Conversion of loan to ordinary shares				657
Short-term salary until deletion				22
Key management personnel compensation	8,143	2,429	$ 4,156	$ 5,238
Payments for consultant services		$ 566